Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and are expressed in United States dollars (“USD”).

Use of estimates
(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, revenue recognition, the allowance for uncollectable accounts receivables, depreciable lives and recoverability of property and equipment, deferred income taxes and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash and cash equivalents
(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Group’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Accounts receivable, net
(d)	Accounts receivable, net

Accounts receivable is recorded at the gross billing amount less allowance for expected credit losses from the customers. Accounts receivable does not bear interest. The accounts receivable mainly includes receivables from offline customers and is recognized in the period when the Group has delivered goods to its customers and when the right to consideration is unconditional.

Since July 1, 2022, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”), using the modified retrospective transition method. ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model.

The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Uncollectible accounts receivable is written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined that is not probable for the balance to be collected.

Inventories, net
(e)	Inventories, net

Inventories, net consisting of finished products available for sales are valued at the lower of cost or net realizable value with cost determined using the weighted average cost method. Net realizable value is based on estimated selling prices in the ordinary course of business, less reasonably predictable transportation cost. Write-down is recorded when the future estimated net realizable value is less than cost, which is recorded in cost of revenues in the consolidated statements of operations and comprehensive (loss)/income.

Inventory write-down is estimated based on significant management estimates and assumptions used to determine the write-down percentages that are applied to different aging groups and assess the condition of the merchandise within each category. In determining the write-down percentages on inventories, the Group takes into considerations of factors, such as the inventories’ aging, historical trends, forecasted demands, expected selling prices and future promotional events. $7,594 and $3,358 of inventory write-down were recorded for the years ended June 30, 2024 and 2023, respectively. The Group recorded write offs of inventory reserve of $12,378 for the year ended June 30, 2025.

Prepaid expenses and other current assets
(f)	Prepaid expenses and other current assets

Prepaid expenses and other current assets mainly consisted of value added tax recoverable, deposits, prepaid expenses, payment on behalf of others and other current assets. The Group makes estimates of expected credit loss for the allowance of other receivables based on assessment of various factors, including probability of default and loss given default rate of different types of other receivables in each business, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible other receivables are written off when a settlement is reached for an amount that is less than the outstanding balance or when the Group has determined that it is probable the balance will not be collected.

Advance to suppliers
(g)	Advance to suppliers

Advance to suppliers represented prepayments to suppliers for products. Management reviews its advance to suppliers on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Management continues to evaluate the reasonableness of the allowance policy and update it if necessary.

Related parties
(h)	Related parties

A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Group discloses all significant related party transactions.

Property and equipment, net
(i)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Office equipment and computers	5 years
Transportation equipment	8 years
Machinery and equipment	10 years
Building	20 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive (loss)/ income. Management estimates the residual value of its office equipment and computers, transportation equipment, machinery and equipment and building to be 5%.

Intangible assets, net
(j)	Intangible assets, net

Indefinite-lived intangible assets are tested for impairment at least annually and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indefinite-lived intangible assets are impaired if their estimated fair values are less than their carrying values.

Finite-lived intangible assets are carried at cost less accumulated amortization and impairment if any. The finite-lived intangible assets are amortized over their estimated useful lives, which are the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Finite-lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts.

The Group may rely on a qualitative assessment when performing impairment test for its intangible asset. Otherwise, the impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets.

The Group’s intangible assets mainly represented trademark developed and acquired by the Group. Trademark is classified as finite-lived intangible assets and amortized over its useful life of approximately 7 years.

Lease
(k)	Lease

From July 1, 2021, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheets. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use assets

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. The Group reviews the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. There was no impairment for right-of-use lease assets for the years ended June 30, 2025, 2024 and 2023, respectively.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Impairment of long-lived assets
(l)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Fair value measurement
(m)	Fair value measurement

The Group applies ASC 820 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future cash flow amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consisted of cash and cash equivalents, accounts receivable, advance to suppliers, other receivables included in the prepaid expenses and other current assets, advance from customers, accounts payable, other payables included in accrued expenses and other current liabilities. As of June 30, 2025 and 2024, the carrying amounts of financial instruments approximated to their fair values due to the short-term maturity of these instruments. For operating lease liabilities, fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which incremental borrowing rates used to discount the host contracts approximate market rates. For the years ended June 30, 2025, 2024 and 2023, there were no transfers between different levels of inputs used to measure fair value.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

Commitments and contingencies
(n)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines that it is probable that a loss will occur and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Warrants
(o)	Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480 and meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

Earnout shares
(p)	Earnout shares

The consideration for the business combination closed on June 6, 2024 included a total of 20,000,000 earn-out shares (the “Earnout Shares”) granted to the shareholders who held DSY’s shares as of immediately prior to the Closing upon the occurrence of the earn-out event. The earn-out event is defined as the event where the Group first reports that there has been, in aggregate, no less than 200 department stores, grocery stores, pharmacies, supermarkets and other retail stores or vendors, each with a gross floor area of no less than 500 square meters, engaged in selling the Group’s personal care products or other consumer goods. The earn-out event has been completed in June 2024 prior to the Closing. Pursuant to ASC 805, the Group accounted for the Earnout Shares as part of the consideration of the business combination.

Share-based compensation
(q)	Share-based compensation

The Group grants restricted share units (“RSUs”) of the Company to distributors and accounts for these share-based awards in accordance with ASC 718 Compensation-Stock Compensation.

Share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using straight-line vesting method over the requisite service period, which is the vesting period, with corresponding impact reflected in additional paid-in capital. The fair value of the RSUs is determined based on the quoted market price of ordinary shares on the grant date.

Non-controlling interest
(r)	Non-controlling interest

Non-controlling interests in subsidiaries of the Group represent the portion of the equity (net assets) in the subsidiaries not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets, and net income attributable to non-controlling shareholders are presented as a separate component on the consolidated statements of operations and comprehensive (loss)/ income.

Revenue recognition
(s)	Revenue recognition

The Group’s revenues are mainly generated from 1) product sales, and 2) licensing fees from commercial stores.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, rebates and business tax and Value Added Tax (“VAT”). The recognition of revenues involves certain management judgments, including estimated lives of virtual items purchased by game players and estimated breakage of game points. The amount and timing of the Group’s revenues could be different if management made different judgments or utilized different estimates. To achieve the core principle of this standard, we applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Each of our significant performance obligations and our application of ASC 606 to our revenue arrangements are discussed in further detail below.

Product sales

The Group’s product sales primarily derived from (i) sales of the Group’s products to third party platform distributor customers and wholesale customers; (ii) e-commerce sales to retail customers through the Group’s online stores on third party e-commerce platforms; and (iii) sales to retail customers.

The Group assesses that the Group is acting as a principal, as the Group obtains control of the specified goods prior to their transfer to the customer, and is responsible for fulfilling the promise to provide the specified goods.

Each customer order is being distinct and separately identifiable from other customer orders consider as a single performance obligation to arrange and transport goods from origin to destination designated by customer. As each customer order includes only one performance obligation and no variable consideration, no allocation of the transaction price is required. Revenue is recognized at a point in time when goods are delivered to the designated destination, as evidenced by customer’s signature on the outbound order. For sales through offline channels, revenues are recognized seven days after the start of transportation. For sales through online platforms, revenues are recognized fourteen days after the start of transportation. The corresponding payment is applied against the customer’s prepayment and transit periods typically do not exceed seven days.

Shipping and handling activities are considered fulfillment activities rather than promised services and therefore, they are not considered separate performance obligations.

Revenues are recorded net of return allowances, sales incentives, value-added taxes and related surcharges. For sales through offline channels, the Group’s sales terms do not provide a right of return beyond a standard quality policy. For sales through online channels, the Group offers an unconditional right of return for a period of seven days upon receipt of products. The Group bases its estimates of sales return on historical results. For the years ended June 30, 2025, 2024 and 2023, the amount of sales return was insignificant. The Group may provide sales incentives in the forms of discounts to customers, which can be determined before the customer placed the order. Revenue, recognized on a net basis after such sales incentives, are allocated based on the relative standalone selling prices for respective products.

Payment for online and offline retail customers are due at the point of sale. Payment terms for distributor customers are generally set at 60 days after the consideration becomes due and payable.

Licensing fees

The Group enters into licensing agreements with customers and the third-party commercial stores (the “Licensees”), to authorize the Licensees to use the Group’s logo, trademark and the brand name of “Big Tree Cloud”. Therefore, the Group has one distinct performance obligation which is satisfied over time because the Licensees simultaneously receive and consume the benefits (of utilizing the Group’s logo, trademark and brand name) during the authorized period of two years. Therefore, revenues generated from licensing fees are recognized overtime during the authorized period of two years. The transaction price contains variable considerations, including prompt inventive payment to the Licensees if a Licensee reaches certain milestones. The Group uses the “most likely amount” method based on historical experiences and updates its estimated transaction price at the end of each reporting period to estimate the amount of variable consideration to be included in the transaction.

The Group considers itself the principal as it is responsible for rendering franchising services prior to transfer to the customers and has the pricing latitude; therefore, such revenues are reported on a gross basis.

The following tables disaggregate the Group’s revenue for the years ended June 30, 2025, 2024 and 2023:

	For the years ended
	June 30,
	2025	2024	2023
	USD	USD	USD
Product Sales (by products)
– Non-woven fabrics	1,286,070	-	-
– Sanitary pads	954,536	5,162,784	3,787,120
– Body and oral care products	306,240	1,047,108	165,070
– Accessories	-	1,015,961	2,304,147
– Others	26	55,067	27,092
Licensing Fees	10,394	42,436	9,911
Total	2,557,266	7,323,356	6,293,340
	For the years ended
	June 30,
	2025	2024	2023
	USD	USD	USD
Product Sales (by channels)
– Offline	2,520,281	3,042,307	3,899,485
– Online	26,591	4,238,613	2,383,944
Licensing Fees	10,394	42,436	9,911
Total	2,557,266	7,323,356	6,293,340

The following table presents revenue classified by timing of revenue recognition for the years ended June 30, 2025, 2024 and 2023:

	For the years ended
	June 30,
	2025	2024	2023
	USD	USD	USD
Point in time	2,546,872	7,280,920	6,283,429
Over time	10,394	42,436	9,911
Total	2,557,266	7,323,356	6,293,340

Contract liabilities

Contract liabilities represent the obligation to transfer goods or services to a customer for which the entity has received consideration from the customer. Contract liabilities of the Group mainly consist of advance product payments from customers. The Group recognizes contract liabilities of $51,253 and $5,152,925 as of June 30, 2025 and 2024, respectively.

The balance as of June 30, 2024 was mainly from a third-party customer for product sales. Pursuant to the contract, the customer has made a prepayment of RMB50 million to the Group. However, if the customer fails to achieve sales within 36 months, no refund will be provided for any remaining balance. According to the sales plan agreed with the customer, the management established a reasonable basis for projecting anticipated revenue schedules that are expected to be earned. The outstanding balance was nil as of June 30, 2025 due to the disposal of subsidiaries.

Cost of revenues
(t)	Cost of revenues
Cost of revenues consists primarily of (i) purchase of goods and materials, and (ii) rent and other costs related to the business operation.
Selling expenses
(u)	Selling expenses

Selling and marketing expenses mainly consist of (i) share-based compensation for distributors, (ii) advertising costs and market promotion expenses, (iii) delivery costs charged by delivery agencies, and (iv) rent and depreciation expenses.

General and administrative expenses
(v)	General and administrative expenses

General and administrative expenses mainly consist of (i) staff cost, rent and depreciation related to general and administrative personnel and departments, (ii) professional service fees, and (iii) other corporate expenses.

Research and development expenses
(w)	Research and development expenses

Research and development expenses primarily consist of (i) staff cost related to research and development personnel, (ii) materials input during research and development process, and (iii) other expenses that are directly related to research and development activities.

Financial (expense) income, net
(x)	Financial (expense) income, net
Financial (expense) income, net mainly consists of (i) interest income and expense, and (ii) bank charges.
Employee benefits
(y)	Employee benefits

According to the regulations of the PRC, full-time eligible employees of the Group in the PRC are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues these benefits based on certain percentages of the qualified employees’ salaries. The Group has no further commitments beyond its required contribution. Employee social benefits included as cost of revenues and expenses in the consolidated statements of operations and comprehensive (loss)/income amounted to $74,027, $106,449, and $40,765 for the years ended June 30, 2025, 2024 and 2023, respectively.

Income taxes
(z)	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations and comprehensive (loss)/income for the years ended June 30, 2025, 2024 and 2023, respectively. The Group expects that its assessment regarding unrecognized tax positions will change over the next 12 months.

Value added tax (“VAT”)
(aa)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from sales of products, facilitation services and platform services. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 13% for taxpayers selling consumer products. For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general taxpayer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

Foreign currency transactions and translations
(ab)	Foreign currency transactions and translations

The functional and reporting currency of the Company is the United States Dollar (“USD”). The Company’s operating subsidiaries in mainland China and Hong Kong use their respective currencies Renminbi (“RMB”) and Hong Kong Dollar (“HKD”) as their functional currencies, respectively.

The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders’ equity/(deficit). Gains and losses from foreign currency transactions are included in the results of operations.

The following table outlines the currency exchange rates for USD/RMB translations that were used in creating the consolidated financial statements:

	As of June 30,
	2025	2024
Balance sheet items, except for equity accounts	7.1636	7.2672
	For the years ended
	June 30,
	2025	2024	2023
Items in the consolidated statements of operations and comprehensive (loss)/income, and statements of cash flows	7.2143	7.2248	6.9536

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Loss/(earnings) per share
(ac)	Loss/(earnings) per share

Basic loss/(earnings) per share is computed by dividing net (loss) income attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted loss/(earnings) per share is calculated by dividing net (loss) income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible warrants and earn-out shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted (loss) earnings per share calculation when inclusion of such share would be anti-dilutive.

Segment reporting
(ad)	Segment reporting

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. ASU No. 2023-07 is effective for public companies for annual reporting periods beginning after December 15, 2023, on a retrospective basis. The Group adopted ASU No. 2023-07 on July 1, 2024.

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Group’s CODM identified as the Group’s Chief Executive Officer. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Group has determined that it operates as one operating segment. The Group has concluded that consolidated net income (loss) is the measure of segment profitability. The CODM assesses performance for the Group, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income (loss) as reported in the consolidated statements of operations and comprehensive (loss) income. See Note 22 for significant expenses regularly provided to the Group’s CODM.

As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented for the years ended June 30, 2025, 2024 and 2023.

Revision
(ae)	Revision

The Group determined that the consolidated statements of cash flows for the years ended June 30, 2024 and 2023 issued in previous year should be amended to present the gain or loss on deregistration of subsidiaries as an adjustment item to reconcile net income to net cash provided by operating activities. These revisions had no impact on the Group’s net income or financial position.

The Group evaluated these revisions in compliance with ASC 250-10-20 (definition in glossary) and ASC 250-10-45-22 to 45-28 as well as SAB 99 and concluded that the error in previously issued financial statements was immaterial both quantitatively and qualitatively. Correcting the immaterial error was referred to as “revision” of prior period financial statements. As the effect of the error corrections on the prior periods was immaterial, column headings of “restatements” were not required.

Gain or loss on deregistration of subsidiaries were revised from nil to $(79,202) and $347,423 for the years ended June 30, 2024 and 2023, respectively, as an adjustment item to reconcile net income to net cash provided by operating activities. For the year ended June 30, 2024, changes in prepaid expenses and other current assets were revised from $96,830 to $176,032. For the year ended June 30, 2023, changes in prepaid expenses and other current assets were revised from $(479,151) to $(903,212), accounts payables from $673,387 to $706,919, contract liabilities from $8,110,501 to $8,110,887 and accrued expenses and other current liabilities from $455,274 to $497,994, respectively.

Recent accounting pronouncements
(af)	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Group is currently evaluating the impact of adopting ASU 2023-09.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. This ASU may be applied either prospectively to financial statements issued for reporting periods after its effective date or retrospectively to all prior periods presented in the financial statements. The Group is currently evaluating the impact of adopting the standard.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (“Topic 326”). This ASU provides a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses. For public business entities, ASU 2025-05 will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The guidance will be applied on a prospective basis. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is currently evaluating the impact of adopting the standard.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.